Document and Entity Information	12 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	MACKENZIE REALTY CAPITAL, INC.
Entity Central Index Key	0001550913